UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		5/15/2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2012

Form 13F Information Table Entry Total:  	51

Form 13F Information Table Value Total:  	$498,849
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA-ES Inc		COM			005208103	$2,082.20	85,652		SH		SOLE	NONE	85,652
Aegion Corp.		COM			00770F104	$10,255.66	575,191		SH		SOLE	NONE	575,191
Broadcom Corp.		COM			111320107	$9,806.14	249,520		SH		SOLE	NONE	249,520
Calpine Corp (New)	COM NEW			131347304	$2,018.56	117,290		SH		SOLE	NONE	117,290
Carrizo Oil & Gas 	COM			144577103	$282.60		10,000		SH		SOLE	NONE	10,000
Castle (A.M.) & Co	COM			148411101	$506.00		40,000		SH		SOLE	NONE	40,000
Cinemark Holdings	COM			17243V102	$31,087.35	1,416,280	SH		SOLE	NONE	1,416,280
Citrix Systems Inc.	COM			177376100	$787.52		9,980		SH		SOLE	NONE	9,980
Clearwire Corporation	COM			18538Q105	$798.00		350,000		SH		SOLE	NONE	350,000
Crown Castle Intl Corp	COM			228227104	$3,467.10	65,000		SH		SOLE	NONE	65,000
Delcath Systems Inc. 	COM			24661P104	$125.60		40,000		SH		SOLE	NONE	40,000
Delta Air Lines, Inc.	COM NEW			247361702	$2,968.35	299,380		SH		SOLE	NONE	299,380
DragonWave Inc.		COM			26144M103	$613.80		155,000		SH		SOLE	NONE	155,000
Dycom Industries Inc	COM			267475101	$21,684.39	928,270		SH		SOLE	NONE	928,270
Enterprise Products Ptn	COM			293792107	$2,523.50	50,000		SH		SOLE	NONE	50,000
Equinix 2.5 04/15/2012	NOTE 2.500% 4/1		29444UAF3	$1,391.25	1,000,000	PRN		SOLE	NONE	1,000,000
Equinix 3 10/15/2014	NOTE 3.000%10/1		29444UAG1	$751.88		500,000		PRN		SOLE	NONE	500,000
Flotek Industries	COM			343389102	$10,844.90	902,238		SH		SOLE	NONE	902,238
Flotek Industries	Note 5.250% 2/1		343389AA0	$1,276.56	1,250,000	PRN		SOLE	NONE	1,250,000
Fortinet Inc		COM			34959E109	$4,143.08	149,840		SH		SOLE	NONE	149,840
Foster L B CO		COM			350060109	$292.51		10,260		SH		SOLE	NONE	10,260
Fuel Systems Solutions	COM			35952W103	$1,950.23	74,550		SH		SOLE	NONE	74,550
General Motors Co	COM			37045V100	$30,548.02	1,190,956	SH		SOLE	NONE	1,190,956
gm.ws.a	General Motors  7/10/16 10 Wt		37045V118	$7,261.01	436,621		SH		SOLE	NONE	436,621
gm.ws.b	General Motors  7/10/19 18.33 Wt	37045V126	$4,890.16	436,621		SH		SOLE	NONE	436,621
Helmerich & Payne, Inc.	COM			423452101	$1,079.00	20,000		SH		SOLE	NONE	20,000
Key Energy Services	COM			492914106	$16,203.65	1,048,780	SH		SOLE	NONE	1,048,780
Kodiak Oil & Gas	COM			50015Q100	$846.60		85,000		SH		SOLE	NONE	85,000
LinkedIn Corp		COM CL A		53578A108	$10,187.78	99,890		SH		SOLE	NONE	99,890
MasTec Inc		COM			576323109	$19,993.70	1,105,235	SH		SOLE	NONE	1,105,235
NOBLE CORP BAAR		NAMEN -AKT		H5833N103	$749.40		20,000		SH		SOLE	NONE	20,000
Nuance Comm Inc.	COM			67020Y100	$37,279.09	1,457,353	SH		SOLE	NONE	1,457,353
NXP Semiconductors NV	COM			N6596X109	$25,242.51	948,610		SH		SOLE	NONE	948,610
PACIFIC DRILLING SA LUX	REG SHS			L7257P106	$455.40		45,000		SH		SOLE	NONE	45,000
Precision Drilling Corp	COM 2010		74022D308	$17,018.20	1,696,730	SH		SOLE	NONE	1,696,730
Qualcomm, Inc.		COM			747525103	$3,454.73	50,760		SH		SOLE	NONE	50,760
Quanta Services Inc	COM			74762E102	$39,973.07	1,912,587	SH		SOLE	NONE	1,912,587
Regal Entertainment Grp	CL A			758766109	$34,609.01	2,544,780	SH		SOLE	NONE	2,544,780
REGIONS FINANCIAL CORP 	COM			7591EP100	$3,616.92	548,850		SH		SOLE	NONE	548,850
Riverbed Technology	COM			768573107	$11,985.11	426,820		SH		SOLE	NONE	426,820
Rosetta Resources	COM			777779307	$3,897.14	79,925		SH		SOLE	NONE	79,925
Salesforce.com		COM			79466l302	$1,545.10	10,000		SH		SOLE	NONE	10,000
SBA Communications Corp	COM			78388J106	$20,711.78	407,632		SH		SOLE	NONE	407,632
SM Energy		COM			78454L100	$18,899.84	267,060		SH		SOLE	NONE	267,060
Symantec Corp.		COM			871503108	$1,866.82	99,830		SH		SOLE	NONE	99,830
Teck Resources Ltd.	COM			878742204	$13,168.88	369,290		SH		SOLE	NONE	369,290
Tesco Corp.		COM			88157K101	$512.49		36,116		SH		SOLE	NONE	36,116
United Continental Hold	COM			910047109	$14,804.47	688,580		SH		SOLE	NONE	688,580
VMware Inc.	CL A 	COM			928563402	$1,123.70	10,000		SH		SOLE	NONE	10,000
Walter Energy Inc. 	COM			93317Q105	$26,695.42	450,860		SH		SOLE	NONE	450,860
Whiting Petroleum	COM			966387102	$17,883.71	329,350		SH		SOLE	NONE	329,350
Yelp Inc		COM			985817105	$2,689.00	100,000		SH		SOLE	NONE	100,000

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